VedderPrice	VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
312-609-7500
FAX: 312-609-5005

JENNIFER GOODMAN
312-609-7732	CHICAGO • NEW YORK CITY • WASHINGTON, D.C.
jgoodman@vedderprice.com
November 10, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Definitive Proxy Materials for First American Investment Funds, Inc. File No.: 811-05309
To the Commission:
     On behalf of First American Investment Funds, Inc. (the “Registrant”), electronically transmitted herewith is the definitive proxy statement on Schedule 14A and form of proxy. It is expected that the proxy materials will be mailed on or about November 12, 2010.
     Please direct any questions or comments regarding this filing to the undersigned at (312) 609-7732.

Very truly yours,
/s/ Jennifer Goodman
Jennifer Goodman